Schedule of Domestic and International Customers Products Sales (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Geographical Information [Line Items]
Total sales	$ 731,422	$ 458,730	$ 2,142,040	$ 1,606,254
Domestic (U.S.)
Schedule Of Geographical Information [Line Items]
Total sales			2,096,825	1,559,614
International
Schedule Of Geographical Information [Line Items]
Total sales			$ 45,215	$ 46,640